Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based On(4)

Year(1)	Summary Compensation Table Total for PEO (2) ($)	Compensation Actually Paid to PEO (3) ($)	Average Summary Compensation Table Total for Other NEOs(1) ($)	Average Compensation Actually Paid to Other NEOs(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income ($000)	Adjusted EBITDA(6) ($000)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	3,618,005	8,906,434	1,370,482	2,686,373	148.20	89.50	126,990	581,985

2024	3,820,182	3,072,297	1,437,391	1,195,493	90.9	58.7	131,241	550,455

2023	3,058,576	2,152,769	1,262,912	932,504	101.70	87.10	133,137	481,741

2022	2,057,159	2,830,554	1,134,725	1,453,939	116.05	111.98	77,795	435,463

2021	1,074,687	197,417	563,282	194,105	106.41	208.65	76,077	401,444

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Doron Blachar has served as our Principal Executive Officer (“PEO”) for each of 2025, 2024, 2023, 2022 and 2021. Our other NEOs for the applicable fiscal years are labeled as “Other NEOs” and are as follows:

• 2025: Assaf Ginzburg, Ofer Ben Yosef, Jessica Woelfel, and Aron Willis.

• 2024: Assaf Ginzburg, Shimon Hatzir, Ofer Ben Yosef and Jessica Woelfel.

• 2023: Assaf Ginzburg, Shimon Hatzir, Ofer Ben Yosef and Jessica Woelfel.

• 2022: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.

• 2021: Assaf Ginzburg, Shlomi Argas, Shimon Hatzir and Ofer Ben Yosef.

Peer Group Issuers, Footnote
(5)
“Peer Group” represents the PBW - Invesco WilderHill Clean Energy ETF. The Peer Group TSR assumes $100 was invested at the close of market on December 31, 2020 in the stocks of the companies included in the PBW - Invesco WilderHill Clean Energy ETF, and assumes the reinvestment of any dividends.

PEO Total Compensation Amount	$ 3,618,005	$ 3,820,182	$ 3,058,576	$ 2,057,159	$ 1,074,687
PEO Actually Paid Compensation Amount	$ 8,906,434	3,072,297	2,152,769	2,830,554	197,417
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S‑K. A reconciliation of the adjustments for PEOs and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S‑K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:

	2025		2024		2023		2022		2021

	PEO	Average Other	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs

Summary Compensation Table Total	$3,618,005	$1,370,482	$3,820,182	$1,437,391	$3,058,576	$1,262,912	$2,057,159	$1,134,725	$1,074,687	$563,282

Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(2,000,000)	(643,750)	(2,500,000)	(706,250)	(1,800,000)	(625,000)	(900,000)	(468,750)	—	—

Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	3,447,998	1,064,906	2,134,534	602,991	1,542,619	535,630	1,286,723	661,194	—	—

Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	3,726,141	856,058	(217,300)	(96,001)	(470,447)	(197,457)	319,048	136,611	(658,791)	(310,336)

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—	—	—	—

Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	114,290	38,677	(165,119)	(42,637)	(177,979)	(43,582)	67,624	(9,840)	(218,479)	(58,841)

Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—	—	—	—

Compensation Actually Paid	8,906,434	2,686,373	3,072,297	1,195,493	2,152,769	932,504	2,830,554	1,453,939	197,417	194,105

	In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.
Non-PEO NEO Average Total Compensation Amount	$ 1,370,482	1,437,391	1,262,912	1,134,725	563,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,686,373	1,195,493	932,504	1,453,939	194,105
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent the amount of “Compensation Actually Paid” (“CAP”) as computed in accordance with Item 402(v) of Regulation S‑K. A reconciliation of the adjustments for PEOs and for the average of the Other NEOs is set forth in the following table. The CAP amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or Other NEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S‑K, the following adjustments were made to each applicable executive officer’s total compensation reported in the SCT for each year to determine the CAP:

	2025		2024		2023		2022		2021

	PEO	Average Other	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs

Summary Compensation Table Total	$3,618,005	$1,370,482	$3,820,182	$1,437,391	$3,058,576	$1,262,912	$2,057,159	$1,134,725	$1,074,687	$563,282

Less Fair Value of Stock Awards and Option Awards Reported in SCT for the Covered Year	(2,000,000)	(643,750)	(2,500,000)	(706,250)	(1,800,000)	(625,000)	(900,000)	(468,750)	—	—

Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	3,447,998	1,064,906	2,134,534	602,991	1,542,619	535,630	1,286,723	661,194	—	—

Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	3,726,141	856,058	(217,300)	(96,001)	(470,447)	(197,457)	319,048	136,611	(658,791)	(310,336)

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Year	—	—	—	—	—	—	—	—	—	—

Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	114,290	38,677	(165,119)	(42,637)	(177,979)	(43,582)	67,624	(9,840)	(218,479)	(58,841)

Less Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited Due to Failure to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—	—	—	—

Compensation Actually Paid	8,906,434	2,686,373	3,072,297	1,195,493	2,152,769	932,504	2,830,554	1,453,939	197,417	194,105

	In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the covered year.
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and TSR

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the other NEOs, (ii) our TSR, and (iii) our Peer Group TSR for each of the fiscal years covered by the Pay Versus Performance Table.

Relationship between CAP and TSR

Compensation Actually Paid vs. Net Income

Relationship between CAP and GAAP Net Income

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the Other NEOs and (ii) our GAAP Net Income for each of the fiscal years covered by the Pay Versus Performance Table.

Relationship between CAP and GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP and Adjusted EBITDA (our Company-Selected Measure)

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the Other NEOs and (ii) our Adjusted EBITDA for each of the fiscal years covered by the Pay Versus Performance Table.

Relationship between CAP and Adjusted EBITDA

Total Shareholder Return Vs Peer Group

Relationship Between CAP and TSR

As required by SEC rules, the graph below reflects the relationship between (i) the CAP of the PEO and average CAP of the other NEOs, (ii) our TSR, and (iii) our Peer Group TSR for each of the fiscal years covered by the Pay Versus Performance Table.

Relationship between CAP and TSR

Tabular List, Table

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link NEO compensation to Company performance. Each performance metric below is used for purposes of determining payouts under either our Management Plan or vesting of our PSUs. Please see “Compensation Discussion and Analysis” for a further description of these performance metrics (including, in the case of Adjusted EBITDA, how it is calculated) and how they are used in our executive compensation program. As noted above, we do not in practice use any performance measures to link “compensation actually paid” (as calculated herein) to Company performance. However, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation, as more fully described in “Compensation Discussion and Analysis.”

Most Important Financial Performance Measures
Adjusted EBITDA
Revenue
Relative TSR
Megawatt Growth

Total Shareholder Return Amount	$ 148.2	90.9	101.7	116.05	106.41
Peer Group Total Shareholder Return Amount	89.5	58.7	87.1	111.98	208.65
Net Income (Loss)	$ 126,990,000	$ 131,241,000	$ 133,137,000	$ 77,795,000	$ 76,077,000
Company Selected Measure Amount	581,985,000	550,455,000	481,741,000	435,463,000	401,444,000
PEO Name	Mr. Doron Blachar	Mr. Doron Blachar	Mr. Doron Blachar	Mr. Doron Blachar	Mr. Doron Blachar
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA is defined as net income before interest, taxes, depreciation and amortization and accretion, adjusted for the following: (i) mark-to-market gains or losses from accounting for derivatives; (ii) stock-based compensation; (iii) merger and acquisition transaction costs; (iv) allowance for bad debts; (v) cost related to settlement agreements; (vi) impairment of long-lived assets; and (vii) write-off of unsuccessful exploration activities.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Megawatt Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,000,000)	$ (2,500,000)	$ (1,800,000)	$ (900,000)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,447,998	2,134,534	1,542,619	1,286,723	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,726,141	(217,300)	(470,447)	319,048	(658,791)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,290	(165,119)	(177,979)	67,624	(218,479)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(643,750)	(706,250)	(625,000)	(468,750)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,064,906	602,991	535,630	661,194	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	856,058	(96,001)	(197,457)	136,611	(310,336)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,677	(42,637)	(43,582)	(9,840)	(58,841)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0